Revenue and Related Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue and Related Matters

Note 4. Revenue and Related Matters

Revenue from Contracts with Customers

The Company’s customers primarily consist of entities engaged in life sciences research that pursue the discovery and development of new drugs for a variety of neurologic, oncologic, cardiovascular, and infectious diseases, and other protein biomarkers associated with diseases. The Company’s customer base includes pharmaceutical, biotechnology, contract research organizations, academic, and government institutions.

Disaggregated Revenue

The following table disaggregates the Company’s revenue from contracts with customers by geography, based on the location products and services are consumed, and revenue type (in thousands):

	Three Months Ended September 30, 2024				Three Months Ended September 30, 2023
	North America	EMEA	Asia Pacific	Total	North America	EMEA	Asia Pacific	Total
					(As Restated)	(As Restated)	(As Restated)	(As Restated)
Product revenue:
Instruments	$1,226	$1,070	$90	$2,386	$1,693	$707	$1,482	$3,882
Consumable and other products	9,949	5,171	2,188	17,308	8,733	5,232	2,093	16,058
Total	$11,175	$6,241	$2,278	$19,694	$10,426	$5,939	$3,575	$19,940

Service revenue:
Service-type warranties	$1,540	$857	$198	$2,595	$1,572	$783	$156	$2,511
Research services	9,841	426	276	10,543	6,690	617	433	7,740
Other services	460	236	11	707	388	243	1	632
Total	$11,841	$1,519	$485	$13,845	$8,650	$1,643	$590	$10,883

Collaboration and license revenue:
Total	$1,872	$—	$—	$1,872	$237	$—	$—	$237

	Nine Months Ended September 30, 2024				Nine Months Ended September 30, 2023
	North America	EMEA	Asia Pacific	Total	North America	EMEA	Asia Pacific	Total
					(As Restated)	(As Restated)	(As Restated)	(As Restated)
Product revenue:
Instruments	$3,214	$2,896	$1,288	$7,398	$4,879	$3,659	$3,864	$12,402
Consumable and other products	30,744	14,566	6,543	51,853	26,082	14,780	5,585	46,447
Total	$33,958	$17,462	$7,831	$59,251	$30,961	$18,439	$9,449	$58,849

Service revenue:
Service-type warranties	$4,787	$2,611	$592	$7,990	$4,607	$2,181	$431	$7,219
Research services	23,378	5,411	573	29,362	18,200	1,562	1,001	20,763
Other services	1,208	724	39	1,971	1,142	719	16	1,877
Total	$29,373	$8,746	$1,204	$39,323	$23,949	$4,462	$1,448	$29,859

Collaboration and license revenue:
Total	$2,756	$—	$—	$2,756	$1,234	$—	$—	$1,234

For the three and nine months ended September 30, 2024, one customer and no customers, respectively, accounted for more than 10% of the Company’s total revenues, and for the three and nine months ended September 30, 2023, one customer accounted for more than 10% of the Company’s total revenues. As of September 30, 2024 and December 31, 2023, two customers and one customer accounted for more than 10% of the Company’s gross accounts receivable, respectively.

Product Revenue

UltraDx (2023 Amounts As Restated)

On May 26, 2022, the Company and UltraDx Limited (“UltraDx”), a company formed by ARCH Venture Partners (“ARCH”), entered into an agreement (the “UltraDx Agreement”). Under the UltraDx Agreement, the Company agreed to supply UltraDx with HD-X instruments (both fully assembled and disassembled), assays and assay components, and granted a co-exclusive license to manufacture, seek Chinese regulatory approval of (including performance of any necessary research and development activities), and commercialize HD-X instruments assembled in China and related assays in the Chinese neurological in vitro diagnostic market. Refer to Note 14 — Related Party Transactions for a discussion of the related party relationships between Quanterix and these entities.

Under the UltraDx Agreement, the consideration due to the Company included cash proceeds and contingent, non-cash consideration in the form of ordinary shares of UltraDx with a deemed fair value of $1.0 million. The issuance of the ordinary shares was contingent on UltraDx completing a preferred share financing under the terms and conditions in the UltraDx Agreement. Given the uncertainty of the completion of a preferred share financing, the Company concluded that the non-cash consideration related to the ordinary shares was variable consideration that was fully constrained at contract inception.

In the second quarter of 2023, UltraDx completed a qualified preferred share financing and issued to the Company one million ordinary shares. Refer to Note 7 — Fair Value of Financial Instruments for the Company’s fair value disclosures related to the ordinary shares received and Note 15 — Variable Interest Entities for the Company’s evaluation of its investments in other entities under the VIE guidance.

During the three and nine months ended September 30, 2024, revenue recognized from the UltraDx Agreement was immaterial and $1.1 million, respectively. During the three and nine months ended September 30, 2023, revenue recognized from the UltraDx Agreement was immaterial and $1.4 million, respectively, which includes the one-time revenue from the receipt of the ordinary shares.

Service Revenue

Eli Lilly and Company Service Revenue Agreements

On February 25, 2022, the Company entered into a Master Collaboration Agreement with Eli Lilly and Company (“Lilly”) establishing a framework for future projects focused on the development of Simoa immunoassays (the “Lilly Collaboration Agreement”). The Company also entered into an initial statement of work (the “SOW”) under the Lilly Collaboration Agreement to perform assay research and development services within the field of Alzheimer’s disease (“AD”). Under the SOW, the Company received $1.5 million per calendar quarter, which began in the first quarter of 2022. The initial SOW automatically renews on a quarterly basis until Lilly provides a termination notice in accordance with the terms of the Lilly Collaboration Agreement.

The Company recognized revenue from the Lilly Collaboration Agreement of $1.5 million and $4.5 million during the three and nine months ended September 30, 2024 and 2023, respectively.

During the second quarter of 2024, Lilly launched its CertuitAD test. As a result, on May 14, 2024, Lilly provided notice to terminate the SOW, effective August 22, 2024. Under the terms of the SOW, the Company received a final quarterly payment of $1.5 million in the third quarter of 2024. The Lilly Collaboration Agreement remains in effect and the Company continues to provide products and services to Lilly under other contractual arrangements.

Concurrent with the execution of the Lilly Collaboration Agreement, the Company entered into a Technology License Agreement (the “Lilly License”) under which Lilly granted a non-exclusive license to Lilly’s proprietary p-Tau 217 antibody technology for use by the Company in research use only products, services, and future in vitro diagnostics (“IVD”) applications within the field of Alzheimer’s disease. In consideration of the Lilly License, the Company paid an upfront fee, is required to make milestone payments based on the achievement of predetermined regulatory and commercial events, and will pay royalties on net sales of licensed products. In the third quarter of 2024, the Company announced that it will offer research use only instrumentation and consumables to develop p-Tau 217 blood tests and services using the p-Tau 217 antibody technology licensed from Lilly.

Contract Assets

There were no contract assets as of September 30, 2024 or December 31, 2023.

Deferred Revenue

During the nine months ended September 30, 2024 and 2023, the Company recognized $6.5 million and $6.4 million of revenue, respectively, related to its deferred revenue balance at January 1 of each such period.

Remaining Performance Obligations

As of September 30, 2024, the aggregate amount of transaction prices allocated to performance obligations that were not yet satisfied, or were partially satisfied, was $9.9 million. Of this amount, $9.0 million is expected to be recognized as revenue in the next 12 months, with the remainder expected to be recognized thereafter. The $9.9 million primarily consists of amounts billed for undelivered services related to initial and extended service-type warranties and research services.

Costs to Obtain a Contract

Changes in costs to obtain a contract were as follows (in thousands):

	2024	2023
Balance at December 31 of prior year	$288	$377
Capitalization of costs to obtain a contract	237	414
Recognition of costs to obtain a contract	(260)	(491)
Balance at September 30	$265	$300

The Company evaluates potential impairment of these amounts at each balance sheet date, and no related impairments were recorded during the nine months ended September 30, 2024 and 2023.

Grant Revenue

All of the Company’s grant revenue is generated within North America.

NIH Grant

On September 21, 2022, the Company and the National Institutes of Health (the “NIH”), an agency of the U.S. Department of Health and Human Services, entered into a contract (the “NIH Grant”) with a total award value of $1.7 million. The NIH granted the Company funding in support of the development of certain point-of-care diagnostic technologies through collaborative efforts. Grant funding is to be used solely for activities related to the point-of-care diagnostic device development project and the contract period runs through August 2025. Receipt of the award value occurs throughout the term of the contract period and after the Company submits for reimbursement of activities related to the grant. As of September 30, 2024, the Company had received $1.1 million of the total award value.

During the three and nine months ended September 30, 2024, grant revenue recognized was $0.3 million and $0.6 million, respectively. During the three months ended September 30, 2023, grant revenue recognized was not material. During the nine months ended September 30, 2023, grant revenue recognized was $0.5 million.

During the three months ended September 30, 2024 and 2023, research and development expenses incurred were not material. During the nine months ended September 30, 2024 and 2023, research and development expenses incurred were $0.6 million and $0.4 million, respectively.

ADDF Grant

On March 24, 2022, the Company and the Alzheimer’s Drug Discovery Foundation (the “ADDF”) entered into a contract (the “ADDF Grant”) with a total funding value of $2.3 million. The ADDF is a charitable venture philanthropy entity that granted the Company funding in support of certain activities for the development of an IVD test for early detection of AD. The ADDF Grant restricts the Company’s use of the granted funds solely for activities related to the Company’s Alzheimer’s diagnostic test development project and the contract period runs through December 2024. Receipt of the contract funding was subject to achievement of pre-defined milestones, and as of December 31, 2023, the Company had received the total funding value of $2.3 million.

During the three months ended September 30, 2024, grant revenue recognized and research and development expenses incurred were not material. During the nine months ended September 30, 2024, grant revenue recognized and research and development expenses incurred were each $0.4 million. During the three and nine months ended September 30, 2023, grant revenue recognized and research and development expenses incurred were $0.3 million and $0.4 million, respectively. As of September 30, 2024, the Company had $0.7 million of deferred revenue related to the ADDF Grant.

Note 4. Revenue and Related Matters

Revenue from Contracts with Customers

The Company’s customers primarily consist of entities engaged in the life sciences research that pursue the discovery and development of new drugs for a variety of neurologic, oncologic, cardiovascular, infectious disease, and other protein biomarkers associated with diseases. The Company’s customer base includes pharmaceutical, biotechnology, contract research organizations, academic, and government institutions.

Disaggregated Revenue

When disaggregating revenue, the Company considers all of the economic factors that may affect its revenues. The following tables disaggregate the Company’s revenue from contracts with customers by geography, based on the location products and services are consumed, and revenue type (in thousands):

	Year Ended December 31, 2023
	North America	EMEA	Asia Pacific	Total
	(As Restated)	(As Restated)	(As Restated)	(As Restated)
Product revenue:
Instruments	$6,374	$4,384	$4,947	$15,705
Consumable and other products	35,122	21,216	7,627	63,965
Total	$41,496	$25,600	$12,574	$79,670

Service revenue:
Service-type warranties	$6,265	$3,001	$613	$9,879
Research services	24,706	2,000	1,122	27,828
Other services	1,436	951	(5)	2,382
Total	$32,407	$5,952	$1,730	$40,089

Collaboration and license revenue:
Total	$1,380	$—	$—	$1,380

	Year Ended December 31, 2022
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$9,254	$8,362	$7,388	$25,004
Consumable and other products	25,894	14,514	4,396	44,804
Total	$35,148	$22,876	$11,784	$69,808

Service and other revenues:
Service-type warranties	$5,581	$2,779	$480	$8,840
Research services	22,493	1,013	147	23,653
Other services	1,144	722	136	2,002
Total	$29,218	$4,514	$763	$34,495

Collaboration and license revenue:
Total	$274	$323	$52	$649

	Year Ended December 31, 2021
	North America	EMEA	Asia Pacific	Total
Product revenue:
Instruments	$12,138	$8,178	$5,657	$25,973
Consumable and other products	34,997	16,122	3,970	55,089
Total	$47,135	$24,300	$9,627	$81,062

Service and other revenue:
Service-type warranties	$4,334	$2,039	$255	$6,628
Research services	12,101	2,600	124	14,825
Other services	1,372	695	109	2,176
Total	$17,807	$5,334	$488	$23,629

Collaboration and license revenue:
Total	$360	$288	$—	$648

UltraDx Product Sales Agreement

On May 26, 2022, the Company and UltraDx Limited (“UltraDx”), a company formed by ARCH Venture Partners (“ARCH”), entered into an agreement (the “UltraDx Agreement”). Under the UltraDx Agreement, the Company agreed to supply UltraDx with HD-X instruments (both fully assembled and disassembled), assays and assay components, and granted a co-exclusive license to manufacture, seek Chinese regulatory approval of (including performance of any necessary research and development activities), and commercialize, HD-X instruments assembled in China and related assays in the Chinese in vitro diagnostic (“IVD”) market. Refer to Note 17 — Related Party Transactions for a discussion of the related party relationships between Quanterix and these entities.

The Company determined that the instruments, components, and licenses formed a single, combined performance obligation. The consideration due to the Company included (1) cash proceeds of $1.9 million, which was received and recognized as revenue in the third quarter of 2022 when the instruments, components, and licenses were delivered to and paid for by UltraDx, and (2) contingent, non-cash consideration in the form of ordinary shares of UltraDx with a deemed fair value of $1.0 million. The issuance of the shares was contingent on UltraDx completing a preferred share financing under the terms and conditions in the UltraDx Agreement. Given the uncertainty of the completion of the preferred share financing, the Company concluded that the non-cash consideration related to the ordinary shares was variable consideration that was fully constrained at contract inception.

In the second quarter of 2023, UltraDx completed the qualified preferred share financing and issued to the Company one million ordinary shares. Refer to Note 7 — Fair Value of Financial Instruments for the Company’s disclosures related to determining the fair value of the shares received. Also refer to Note 20 — Variable Interest Entities for additional information on the Company’s investment in UltraDx as a result of the share issuance.

During the year ended December 31, 2023, the Company recognized $1.8 million of revenue from UltraDx, which includes the one-time revenue from the receipt of the UltraDx shares in the second quarter of 2023. During the year ended December 31, 2022, the Company recognized $1.9 million of revenue from UltraDx.

Eli Lilly and Company Service Revenue Agreements

On February 25, 2022, the Company entered into a Master Collaboration Agreement with Eli Lilly and Company (“Lilly”) establishing a framework for future projects focused on the development of Simoa immunoassays (the “Lilly Collaboration Agreement”). The Company also entered into a statement of work under the Lilly Collaboration Agreement to perform assay research and development services within the field of Alzheimer’s disease. In connection with the Lilly Collaboration Agreement, the Company received a non-refundable up-front payment of $5.0 million during the first quarter of 2022, which was recognized over a one-year period. In addition, under the statement of work, the Company receives $1.5 million per calendar quarter, which began in the first quarter of 2022. The statement of work automatically renews on a quarterly basis until Lilly provides a termination notice in accordance with the terms of the Lilly Collaboration Agreement. As of December 31, 2023, the Lilly Collaboration Agreement and the statement of work were still in effect.

Concurrent with the execution of the Lilly Collaboration Agreement, the Company entered into a Technology License Agreement (the “Lilly License”) under which Lilly granted the Company a non-exclusive license to Lilly’s proprietary p-Tau 217 antibody technology for use in research use only products and services and future IVD applications within the field of Alzheimer’s disease. In consideration of the Lilly License, the Company paid an upfront fee, is required to make milestone payments based on the achievement of predetermined regulatory and commercial events, and will pay royalties on net sales of licensed products.

The Company recognized revenue from the Lilly Collaboration Agreement of $6.0 million during the year ended December 31, 2023, and $10.9 million during the year ended December 31, 2022.

Contract Assets

There were no contract assets as of December 31, 2023.

Deferred Revenue

During the years ended December 31, 2023 and 2022, the Company recognized $7.7 million and $5.5 million of revenue, respectively, related to its deferred revenue balance at January 1 of each such period.

Remaining Performance Obligations

As of December 31, 2023, the aggregate amount of transaction prices allocated to performance obligations that were not yet satisfied, or were partially satisfied, was $10.7 million. Of the performance obligations not yet satisfied or partially satisfied, $9.5 million is expected to be recognized as revenue in the next 12 months, with the remainder expected to be recognized thereafter. The $10.7 million primarily consists of amounts billed for undelivered services related to initial and extended service-type warranties and research services.

Costs to Obtain a Contract

Changes in costs to obtain a contract were as follows (in thousands):

	2023	2022	2021
Balance at December 31 of prior year	$377	$440	$248
Capitalization of costs to obtain a contract	528	1,387	905
Recognition of costs to obtain a contract	(617)	(1,450)	(713)
Balance at December 31	$288	$377	$440

The Company evaluates potential impairment of these amounts at each balance sheet date, and no related impairments were recorded during the years ended December 31, 2023, 2022, and 2021, respectively.

Grant Revenue

All of the Company’s grant revenue is generated within North America. Grant revenue for the years ended December 31, 2023, 2022, and 2021 was $1.2 million, $0.6 million, and $5.2 million, respectively.

NIH Grant

On September 21, 2022, the Company and the National Institutes of Health (the “NIH”), an agency of the U.S. Department of Health and Human Services, entered into a contract (the “NIH Grant”) with a total award value of $1.7 million. The NIH granted the Company funding in support of the development of certain point-of-care diagnostic technologies through collaborative efforts. Grant funding is to be used solely for activities related to the point-of-care diagnostic device development project and the contract period runs through August 2025. Receipt of the award value occurs throughout the term of the contract period and after the Company submits for reimbursement of activities related to the grant. As of December 31, 2023, the Company had received $0.6 million of the award value.

During the year ended December 31, 2023, grant revenue recognized and research and development expenses incurred were $0.7 million and $0.6 million, respectively. During the year ended December 31, 2022, grant revenue recognized and research and development expenses incurred were not material.

ADDF Grant

On March 24, 2022, the Company and the Alzheimer’s Drug Discovery Foundation (the “ADDF”) entered into a contract (the “ADDF Grant”) with a total funding value of $2.3 million. The ADDF is a charitable venture philanthropy entity that granted the Company funding in support of certain activities for the development of an IVD test for early detection of Alzheimer’s disease. The ADDF Grant restricts the Company’s use of the granted funds solely for activities related to the Company’s Alzheimer’s diagnostic test development project and the contract period runs through June 2024. Receipt of the contract funding was subject to achievement of pre-defined milestones, and as of December 31, 2023, the Company had received the total funding value of $2.3 million.

During the year ended December 31, 2023, grant revenue recognized and research and development expenses incurred was $0.5 million and $0.5 million, respectively. During the year ended December 31, 2022, grant revenue recognized and research and development expenses incurred was $0.6 million and $0.6 million, respectively. As of December 31, 2023, the Company had $1.1 million of deferred revenue related to the ADDF Grant.

RADx Grant

On September 29, 2020, the Company entered into a contract with the NIH under its Rapid Acceleration of Diagnostics (“RADx”) program (the “RADx Grant”), with a total award value of $18.2 million. The RADx Grant was to accelerate the continued development, scale-up, and deployment of the novel SARS-CoV-2 antigen detection test using the Company’s Simoa technology. Grant funding was used to expand assay kit manufacturing capacity and commercial deployment readiness, and the contract ran through the final milestone on May 31, 2022. Receipt of the award value occurred throughout the term of the contract period and after the Company submitted for reimbursement of activities related to the grant. During the first half of 2022, the Company received $0.5 million which represented the final and total funding value of the $18.2 million award.

During the years ended December 31, 2023 and 2022, the Company recognized no grant revenue and research and development expenses incurred were not material. During the year ended December 31, 2021, the Company recognized $5.2 million in grant revenue and incurred $3.4 million in research and development expenses. As of December 31, 2023, the Company had no future obligations under the RADx Grant.